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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED SEPTEMBER 28, 2011
                                       TO
               THE PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplements the prospectus dated May 1, 2011 (as supplemented) for the Series VA variable annuity contract issued by MetLife Investors USA Insurance Company.

The Series VA variable annuity contract offered by this prospectus is no longer available for new sales after October 7, 2011.

On page 1 of the prospectus, change "Series VA" to "Series VA (offered between March 22, 2001 and October 7, 2011)."

On the Securities and Exchange Commission's EDGAR system, which is available through the Securities and Exchange Commission web site (http://www.sec.gov), the class (contract) identifier for this contract has been changed to "Series VA (offered between March 22, 2001 and October 7, 2011)."

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614